SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2016	2015	2016	2015
		%

Short-term bank credit	CAD	2.95	3.04	$8,540	$3,241

b.
As of  December 31, 2016 and 2015, the Company had short-term and revolving credit lines of approximately $13,542 and $11,785 (out of which $8,540 and  $3,241 respectively were utilized as presented in the table above), respectively, from Israeli and Canadian banks. The Company's current credit lines, if not extended, will expire in December 2017 in Israeli banks and in July 2017 in Canadian bank.